Note 4 - Advances for Vessels Under Construction - Summary of Vessels Under Construction (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Balance, January 1, 2024	$ 0
Advances for vessels under construction	7,188,614	$ (0)	$ (0)
Balance, December 31, 2024	$ 7,188,614	$ 0